Fees Summary	Oct. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 133,462,149.81
Previously Paid Amount
Total Fee Amount	18,431.12
Total Offset Amount
Net Fee	$ 18,431.12